Summary of Significant Accounting Policies (Additional Information) (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Outstanding claim					$ 0
Impairment of long-lived assets					$ 0
Tax positions, description			The Company determines whether it is more likely than not that a tax position will be sustained upon examination. The tax benefit to be recognized for any tax position that meets the more-likely-than-not recognition threshold is calculated as the largest amount of benefit that is greater than 50% likely of being realized upon ultimate settlement. If it is not more likely than not that a position will be sustained, none of the benefit attributable to the position is recognized.		The Company determines whether it is more likely than not that a tax position will be sustained upon examination. The tax benefit to be recognized for any tax position that meets the more-likely- than-not recognition threshold is calculated as the largest amount of benefit that is greater than 50% likely of being realized upon ultimate settlement. If it is not more likely than not that a position will be sustained, none of the benefit attributable to the position is recognized.
Provision for income taxes	$ 0	$ 46	$ 0	$ (816)	$ (715)	$ 0
Restricted cash	$ 0		$ 0		$ 0	$ 1,953
Employee Stock Purchase Plan
Purchase of common stock through payroll deductions expressed in percentage of fair market value			85.00%		85.00%
Share based compensation, discount from market price					15.00%
Share based compensation arrangement by share based payment purchase period					180 days
Less Than [Member]
Provision for income taxes		$ (100)